Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Short-term borrowings
Schedule of short-term borrowings

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings	36	35	5